GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General And Administrative Expenses
Salaries and benefits	$ 1,257	$ 1,196	$ 1,159
Office and miscellaneous	300	464	925
Management and consulting fees	354	443	495
Investor relations	402	366	258
Travel and promotion	226	323	359
Professional fees	529	247	172
Directors fees	161	158	166
Regulatory and compliance fees	311	101	243
Depreciation	25	15	12
General and administrative expenses	$ 3,565	$ 3,313	$ 3,789